Consolidated Statements of Changes in Redeemable Convertible Preferred Shares and Shareholders' deficit - USD ($) $ in Thousands	Total	Redeemable Convertible preferred shares [Member]	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Balance at Beginning at Dec. 31, 2018	$ (24,232)	$ 59,486	$ 0	$ 6,747	$ (30,979)
Balance at Beginning (in Shares) at Dec. 31, 2018		58,197,494	29,529,034
Exercise of share options	$ 27			27
Exercise of share options (in Shares)	420,372		420,372
Issuance of redeemable convertible preferred shares, net		$ 2,709
Share-based compensation	$ 2,010			2,010
Net loss	(19,108)				(19,108)
Balance at Ending at Dec. 31, 2019	(41,303)	$ 62,195	$ 0	8,784	(50,087)
Balance at Ending (in Shares) at Dec. 31, 2019		58,197,494	29,949,406
Exercise of share options	$ 133			133
Exercise of share options (in Shares)	1,533,505		1,533,505
Issuance of redeemable convertible preferred shares, net		$ 15,507
Issuance of redeemable convertible preferred shares, net (in Shares)		4,716,914
Share-based compensation	$ 1,440			1,440
Net loss	(20,041)				(20,041)
Balance at Ending at Dec. 31, 2020	$ (59,771)	$ 77,702	$ 0	$ 10,357	$ (70,128)
Balance at Ending (in Shares) at Dec. 31, 2020		62,914,408	31,482,911